Real Assets: 8%
Special Situations: 2%
Directional Equity: 19%
Relative Value: 7%
Short-biased Equity: 6%
Short-biased Credit: 3%
Activist: 5%
Hedged-Equity/
Market Neutral: 50%

Number of Managers = 29
Number of Strategies = 8
Top 20 Holdings = 85.7%
Median Position Size = 3.0%
Average Position Size = 3.3%
Maximum Position Size = 7.0%

Product Name:                                   Aetos Capital Long/Short Portfolio
                                As of March 31, 2008

Product Description:                The Aetos Capital Long/Short Portfolio is a tactically allocated portfolio comprised of allocations to
Aetos Capital’s 1940 Act SEC-registered Hedge Funds of Funds, designed to provide U.S. and
Offshore investors a consistent absolute return with lower volatility versus traditional markets.  This
Portfolio incorporates a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step.

As of April 1, 2008:

-

-

-

-9.45%

0.53

11.31%

8.79%

11.33%

5.86%

-5.07%

S&P 500
DRI Index

-

-

-

0.21

Beta: MSCI World Index

-

-

-9.06%

0.82

11.62%

12.25%

15.96%

9.64%

-3.25%

MSCI
World
Index

-2.44%

-

-3.24%

Largest Calendar Qtr. Drawdown

0.61

-

1.04

Sharpe Ratio

From Inception through 3/31/08:

-

-

0.17

Beta:  S&P 500 DRI Index

-

-

-0.15

Beta: Lehman Aggregate Bond Index

3.57%

0.44%

3.70%

Annualized Standard Deviation

4.95%

2.78%

6.64%

Average Annualized Return

4.58%

2.95%

7.86%

5 Year Annualized Return

7.67%

3.61%

4.34%

1 Year Annualized Return

5.48%

4.03%

7.12%

3 Year Annualized Return

Lehman Aggregate
Bond Index

90-Day
Treasury Bills

Aetos Capital
Long/Short
Portfolio

Investment Returns:

As of 3/31/08:

Chief Investment Officer:

Anne Casscells - Menlo Park, CA

                                             For More Information Please Contact:  Andrea Bollyky      (212) 201-2518    abollyky@aetoscapital.com

                                                                                       Brad Rudner            (212) 201-2532    brudner@aetoscapital.com

Historical Strategy Allocation

Strategy Allocation1

Aetos Capital Hedge Fund of Fund Allocation

Return Objective (net of fees) 2 : 7-9% pa

Average Annualized Return3: 6.64%

Volatility Objective2 : 4.2% pa

Annualized Standard Deviation3 : 3.70%

Aetos Capital Opportunities
Fund: 25%

Aetos Capital Long/Short
Strategies Fund: 75%

0%

10%

20%

30%

40%

50%

60%

70%

80%

90%

100%

Oct-02

Jan-03

Apr-03

Jul-03

Oct-03

Jan-04

Apr-04

Jul-04

Oct-04

Jan-05

Apr-05

Jul-05

Oct-05

Jan-06

Apr-06

Jul-06

Oct-06

Jan-07

Apr-07

Jul-07

Oct-07

Jan-08

Apr-08

Credit Arbitrage

Directional Equity

Relative Value

Short-biased Equity

Short-biased Credit

Activist

Hedged-Equity/Market Neutral

Special Situations

Real Assets Equity

Multi-Strategy Arbitrage Fund
Distressed Investment Strategies Fund
Long/Short Strategies Fund
Market Neutral Strategies Fund
Opportunities Fund
Aetos Capital Balanced Portfolio
Aetos Capital Growth Portfolio
Aetos Capital Prime Portfolio
Aetos Capital Long/Short Portfolio

Single-Strategy Funds

- SEC-registered 1940 Act Funds
- Offshore Funds available

Opportunities Fund

- SEC-registered 1940 Act Fund
- Offshore Fund available

Multi-Strategy Portfolios

- Tactical allocations to the Aetos Capital Funds
- Managed to specific return and volatility targets
- Custom allocations available to target client-directed return and volatility goals

Separate Accounts

- Direct investments with underlying managers

Portable Alpha Utilizing Fund of Hedge Funds

- Customized Alpha & Beta Overlay Programs

1  Allocations are subject to change over time.

2  Return Objective - These figures represent estimated return targets based on historical market patterns. There is no assurance that these objectives will be met in an actual portfolio. Volatility Objective – Estimate of the volatility over a full market cycle.  This assumes at least one difficult or crisis period when the volatility and correlation of returns would increase.

3 Performance figures shown for the period of September 1, 2002 through March 31, 2008 are of the Aetos Capital Long/Short Portfolio and are net of an investment advisory fee of 1.00% of assets annually and 10% of profits above the three month
Treasury bill return, respectively. The performance figures for the Aetos Capital Long/Short Portfolio displayed herein reflect performance of a portfolio constituted of a 75% weighting to the Aetos Capital Long/Short Strategies Fund and 25% to the
Aetos Capital Opportunities Fund.  The Aetos Capital Opportunities Fund was launched on August 1, 2005. The performance shown for periods prior to August 1, 2005 is the actual performance of the Aetos Capital Long/Short Strategies Fund. The
returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser.  Returns would have been lower without such waivers and reimbursements.

Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in. (Profile A)

Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540.  Please read the prospectus carefully before investing.

Aetos Capital, LP 875 Third Avenue  New York, NY 10022  (212) 201-2500

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860

3.35%

11.58%

0.89%

0.08%

1.78%

1.05%

-1.63%

1.22%

0.75%

1.85%

1.62%

1.41%

0.45%

1.59%

2007

3.15%

7.71%

1.08%

1.47%

0.79%

0.02%

0.69%

0.23%

-0.08%

-1.28%

0.94%

1.47%

0.02%

2.15%

2006

2.91%

7.77%

1.43%

0.84%

-1.14%

1.09%

0.92%

1.11%

0.97%

1.03%

-0.67%

0.40%

1.61%

-0.04%

2005

Standard
Deviation

YTD

Dec

Nov

Oct

Sept

Aug

Jul

Jun

May

Apr

Mar

Feb

Jan

-

0.04%

0.98%

-0.33%

0.51%

-1.10%

-

-

-

-

-

-

-

-

2002

3.35%

8.23%

0.90%

1.02%

1.54%

-0.25%

1.03%

0.96%

1.25%

1.67%

1.83%

-0.30%

-0.65%

-1.04%

2003

3.40%

5.48%

1.00%

1.77%

0.96%

0.97%

-0.28%

-0.24%

0.26%

-0.22%

-1.40%

0.32%

0.94%

1.97%

2004

-

-3.24%

-

-

-

-

-

-

-

-

-

-1.60%

1.75%

-3.35%

2008

Investment Performance3 (US$)

                                                            Aetos Capital Long/Short Portfolio
                                As of March 31, 2008

SEI Private Trust Company, Inc.

Administrator

PricewaterhouseCoopers, LLC

Auditor

Quarterly / 90 Days

Redemption Frequency / Notice Period

$1 million

Minimum Investment

1 Year (2 Years for Aetos Capital Opportunities Fund)

Lock-Up Period

Monthly / 30 Days

Contribution Frequency / Notice Period

Yes

High Water Mark

3 Month T-bills

Hurdle Rate

10% of profits

Incentive Fee

1.00% (0.75% on $25mm+)

Management Fee

Aetos Capital: Portfolios and Products

Gross Exposure

Long

Net Exposure

Short

Fees & Terms

Historical Exposures